INITIAL PUBLIC OFFERING (Details) - $ / shares		12 Months Ended
	Nov. 08, 2021	Dec. 31, 2023	Sep. 30, 2024	Jun. 24, 2024
INITIAL PUBLIC OFFERING
Number of shares for each warrant				1
Weighted Average Exercise Price			$ 9.65	$ 11.50
Digital Health Acquisition Corp.
INITIAL PUBLIC OFFERING
Number of shares for each warrant		1
Weighted Average Exercise Price		$ 11.50
Months to complete acquisition		27 months
Weighted Average remaining life in years		5 years
Public Warrants
INITIAL PUBLIC OFFERING
Weighted Average Exercise Price			$ 11.50
Public Warrants | Digital Health Acquisition Corp.
INITIAL PUBLIC OFFERING
Threshold trading days for redemption of public warrants		20 days
IPO | Digital Health Acquisition Corp.
INITIAL PUBLIC OFFERING
Number of units sold	11,500,000
Purchase price, per unit	$ 10.00
Number of shares in a unit	1
Months to complete acquisition	27 months
IPO | Public Warrants | Digital Health Acquisition Corp.
INITIAL PUBLIC OFFERING
Number of warrants in a unit	1
Number of shares for each warrant	1
Weighted Average Exercise Price	$ 11.50
Threshold trading days for redemption of public warrants	30 days
Months to complete acquisition	12 months	12 months
Weighted Average remaining life in years	5 years
Over-allotment option | Digital Health Acquisition Corp.
INITIAL PUBLIC OFFERING
Number of units sold	1,500,000